Annual Total Returns [BarChart] - Prospectus-SI Class - Payden Absolute Return Bond Fund - SI Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2015	1.07%
Annual Return 2016	3.96%
Annual Return 2017	3.66%
Annual Return 2018	1.11%
Annual Return 2019	5.79%
Annual Return 2020	3.03%